BANK BORROWINGS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Guaranteed and secured loans [Member] USD ($)	Dec. 31, 2013 Guaranteed and secured loans [Member] CNY	Dec. 31, 2012 Guaranteed and secured loans [Member] CNY
Short-term Debt [Line Items]
Short term loans secured by pledge	$ 52,282	316,504	76,450		$ 119,049	720,689	76,450
Interest on long-term loans	226	1,369
Interest on short-term loans	4,721	28,579	30,760	23,704
Interest rates range, minimum	5.60%	5.60%	4.83%
Interest rates range, maximum	10.20%	10.20%	10.25%
Weighted average interest rate on short-term loans	7.53%	7.53%	7.91%
Unused lines of credit for short-term financing, remaining borrowing capacity	110,458	668,680	356,421
Interest expense capitalized in construction in process	$ 1,269	7,684	10,966